Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 19, 2024
Entity Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 19, 2024
Document Effective Date	Apr. 19, 2024
Prospectus Date	Feb. 28, 2024